Related Party Transactions- Nova Park Investment Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Equity Method Investments [Roll Forward]
Losses of equity method investment	$ 151	$ (96)
Distribution from NovaPark	0	(3)
NovaPark | Equity Method Investee
Equity Method Investments [Roll Forward]
Beginning balance	573	672
Losses of equity method investment	151	(96)
Distribution from NovaPark	0	(3)
Ending balance	$ 724	$ 573